Shareholder Fees - Riverbridge Eco Leaders Fund	Sep. 30, 2020 USD ($)
Investor Class
Entity Listings [Line Items]
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	(1.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
Institutional Class
Entity Listings [Line Items]
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	(1.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15
Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)